Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other receivables [line items]
Trade receivables	£ 5,452	£ 6,246
Other receivables	1,226	1,266
Trade and other receivables	7,053	7,860
Financial assets	15,734	13,543
Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Expected credit loss allowance on trade receivables credit impaired	26	4
Expected credit loss allowance	6	5
Trade and other receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of trade and other receivables [line items]
Financial assets	0	0
Other receivable [member]
Disclosure of trade and other receivables [line items]
Financial assets	683	553
Financial instruments credit-impaired [member] | Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Trade and other receivables	£ 58	86
Associates and joint ventures [member]
Disclosure of trade and other receivables [line items]
Trade receivables		0
Other receivables		£ 0